Notes Payable - Equipment (Details Textual)	12 Months Ended
Dec. 31, 2019 USD ($) Installments
Notes Payable [Member]
Notes Payable - Equipment (Textual)
Number of installments | Installments	48
Installments amount	$ 2,441
Interest rate percentage	4.99%
Notes Payable One [Member]
Notes Payable - Equipment (Textual)
Number of installments | Installments	36
Interest rate percentage	4.68%
Notes Payable Two [Member]
Notes Payable - Equipment (Textual)
Number of installments | Installments	9
Installments amount	$ 39,009
Notes Payable Three [Member]
Notes Payable - Equipment (Textual)
Number of installments | Installments	47
Installments amount	$ 11,674
Interest rate percentage	2.99%
Notes Payable Three [Member] | Komatsu D275 dozer [Member]
Notes Payable - Equipment (Textual)
Number of installments | Installments	1
Installments amount	$ 21,000
Notes Payable Four [Member]
Notes Payable - Equipment (Textual)
Number of installments | Installments	6
Installments amount	$ 22,235
Interest rate percentage	8.00%
Maturity date	Apr. 30, 2020
Balloon payment	$ 488,317
Notes Payable Five [Member]
Notes Payable - Equipment (Textual)
Number of installments | Installments	11
Installments amount	$ 14,475
Interest rate percentage	8.00%
Maturity date	Apr. 30, 2020
Balloon payment	$ 168,873
Notes Payable Six [Member]
Notes Payable - Equipment (Textual)
Number of installments | Installments	11
Installments amount	$ 19,125
Interest rate percentage	10.00%
Maturity date	Jul. 31, 2020
Balloon payment	$ 350,281
Notes Payable Seven [Member]
Notes Payable - Equipment (Textual)
Number of installments | Installments	11
Installments amount	$ 10,320
Interest rate percentage	9.00%
Maturity date	Mar. 31, 2020
Balloon payment	$ 71,372